Income Tax - Schedule of Income tax provision (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal
Current		$ 0
Deferred	$ (59,000)	(1,334,337)	$ 22,000
State	0	0	0
Total deferred	(59,000)		22,000
State
Current	41,000	0	19,000
Deferred	0	0	0
State	115,000		104,000
Total current	156,000		123,000
Change in valuation allowance		1,334,337
Income tax provision	$ 97,000	$ 0	$ 145,000